Equity Line of Credit - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended
	Apr. 30, 2012	Aug. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Investment agreement, amount invested		$ 15,000,000
Investment agreement, common stock par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Investment agreement, shares purchased in increments		100,000
Investment agreement, open period		Aug. 31, 2013
Average daily volume of Common Stock		90.00%
Number of consecutive trading days immediately prior to date of the applicable put notice	10 days
Discount percentage to be used in calculation purchase price per share to be paid	24.50%
Open Period for investment agreement	36 months
Reserved Common Stock shares for issuance to Fairhills under the Investment Agreement	30,000,000
Minimum
Line of Credit Facility [Line Items]
Number of Trading Days the closing for the sale of the Put Shares pursuant to a Put Notice shall take place after the date on which the Company sends such Put Notice			20 days
Maximum
Line of Credit Facility [Line Items]
Average daily volume of Common Stock	200.00%
Number of Trading Days the closing for the sale of the Put Shares pursuant to a Put Notice shall take place after the date on which the Company sends such Put Notice			10 days
Investment agreement, amount invested	15,000,000